Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ASSETS, NET [Abstract]
Deferred tax assets, net	$ 7,952	$ 17,402
Accrued interest income	0	7,925
Employee advance	1,953	2,793
Others	129	1,380
Total	$ 10,034	29,500
Reclassified to noncurrent deferred tax assets		$ 4,700